Condensed Consolidated Interim Statements of Changes in Equity (Unaudited) - JPY (¥) ¥ in Millions	Ordinary shares Previously Reported	Ordinary shares	Common stock Previously Reported	Common stock	Capital surplus Previously Reported	Capital surplus	Treasury shares Previously Reported	Treasury shares	Retained earnings Previously Reported	Retained earnings	Foreign currency translation adjustment Previously Reported	Foreign currency translation adjustment	Share- based payment reserve Previously Reported	Share- based payment reserve	Previously Reported	Total
Balance at Mar. 31, 2022		¥ 196	¥ 386		¥ 478	¥ 668			¥ 15,172	¥ 15,172					¥ 16,036	¥ 16,036
Statement [Line Items]
Effect of reverse recapitalization	196		(386)		190
Cash dividends										(5,000)						(5,000)
Net loss for the period										(559)						(559)
Balance at Mar. 31, 2023		196	386		478	668			9,613	9,613					10,477	10,477
Statement [Line Items]
Effect of reverse recapitalization	196		(386)		190
Net loss for the period										1,967						1,967
Balance at Mar. 31, 2024		196	386		478	668			11,580	11,580					12,444	12,444
Statement [Line Items]
Effect of reverse recapitalization	196		(386)		190
Net loss for the period										436						436
Balance at Jun. 30, 2024		196				668				12,016						12,880
Balance at Mar. 31, 2024		196	386		478	668			11,580	11,580					12,444	12,444
Statement [Line Items]
Effect of reverse recapitalization	¥ 196		¥ (386)		¥ 190
Issuance of shares in reverse recapitalization, net		15				11,372		(4)								11,383
Issuance of new shares		2				1,075										1,077
Foreign currency translation adjustment in foreign operations												13				13
Proceeds received from non-redemption agreement						202										202
Net loss for the period										(14,350)						(14,350)
Balance at Mar. 31, 2025		213				13,317		(4)		(2,770)		13				10,769
Statement [Line Items]
Share-based payments														306		306
Foreign currency translation adjustment in foreign operations												207				207
Net loss for the period										(1,377)						(1,377)
Balance at Jun. 30, 2025		¥ 213				¥ 13,317		¥ (4)		¥ (4,147)		¥ 220		¥ 306		¥ 9,905